Gabelli Pet Parents’TM Fund

Schedule of Investments — June 30, 2020 (Unaudited)

Shares		Market Value

	COMMON STOCKS — 87.8%
	Consumer Products — 3.1%
1,300	Oil-Dri Corp. of America	$45,110
500	Spectrum Brands Holdings Inc.	22,950

		68,060

	Consumer Services — 2.5%
20	Amazon.com Inc.†	55,176

	Diagnostics — 4.7%
300	Heska Corp.†	27,951
225	IDEXX Laboratories Inc.†	74,286

		102,237

	Pet Food and Nutrition — 7.2%
250	Colgate-Palmolive Co.	18,315
1,100	Freshpet Inc.†	92,026
200	General Mills Inc.	12,330
300	Nestlé SA	33,165

		155,836

	Pet Healthcare — 18.6%
9,500	Covetrus Inc.†	169,955
2,250	CVS Group plc	28,716
6,000	Elanco Animal Health Inc.†	128,700
1,000	Patterson Cos. Inc.	22,000
250	Virbac SA†	54,770

		404,141

	Pet Products — 16.7%
2,500	Central Garden & Pet Co.†	89,975
3,000	Chewy Inc., Cl. A†	134,070
250	Church & Dwight Co. Inc.	19,325
100	The Clorox Co.	21,937
600	Zooplus AG†	98,418

		363,725

	Pet Services — 16.3%
3,850	PetIQ Inc.†	134,134
35,000	Pets at Home Group plc	103,650

Shares		Market Value

150	Tractor Supply Co.	$19,769
2,250	Trupanion Inc.†	96,053

		353,606

	Pharmaceuticals — 17.2%
22,500	Animalcare Group plc	43,910
1,500	Dechra Pharmaceuticals plc	52,897
12,000	Eco Animal Health Group plc	37,173
20,000	Kindred Biosciences Inc.†	89,800
1,750	Phibro Animal Health Corp., Cl. A	45,973
750	Zoetis Inc.	102,780

		372,533

	Retail — 1.5%
500	CVS Health Corp.	32,485

	TOTAL COMMON STOCKS	1,907,799

	RIGHTS — 0.0%
	Pet Healthcare — 0.0%
10,000	Elanco Animal Health Inc., CVR†	100

Principal Amount

	U.S. GOVERNMENT OBLIGATIONS — 12.2%
$ 265,000	U.S. Treasury Bills, 0.100% to 0.155%††, 09/03/20 to 10/01/20	264,917

	TOTAL INVESTMENTS — 100.0% (Cost $1,778,871)	$2,172,816

†	Non-income producing security.
††	Represents annualized yields at dates of purchase.
CVR	Contingent Value Right

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